Lease	12 Months Ended
Mar. 31, 2024
Lease [Abstract]
Lease

Note 11 — Lease

The Company has entered into a lease arrangement for its office facility.

The components of lease expense were as follows:

	For the years ended March 31
	2022	2023	2024
	HKD	HKD	HKD	US$
Operating lease cost	$299,721	$304,824	$302,870	$38,701

Total lease cost	$299,721	$304,824	$302,870	$38,701

Supplemental balance sheet information related to leases was as follows:

	March 31,
	2023	2024
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$272,561	$508,848	$65,021

Current operating lease obligation	272,561	271,286	34,665
Noncurrent operating lease obligation	-	237,562	30,356
Total operating lease obligation	$272,561	$508,848	$65,021

Weighted average remaining lease term (in years):
Operating lease	0.92	1.92

Weighted average discount rate:
Operating lease	5.0%	5.9%

Supplemental cash flow and other information related to the leases was as follows:

	For the years ended March 31
	2022	2023	2024
	HKD	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$296,226	$304,824	$302,870	$38,701

Right of use assets obtained in exchange for lease obligation:
Operating lease	$579,011	$-	$529,700	$67,686

Non-cancellable Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of March 31, 2024 was as follows:

Years ending March 31,	Amount (HKD)	Amount (US$)
2025	$281,376	$35,954
2026	257,928	32,958
Total future lease payments	539,304	68,912
Amount representing interest	(30,456)	(3,891)
Present value of future payments	$508,848	$65,021

Total operating lease expense for the Company’s office facility for the years ended March 31, 2022, 2023 and 2024 amounted to HKD 299,721, HKD 304,824 and HKD 302,870 (US$38,701), respectively.